Capital stock (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [line items]
Schedule of common shares

	Exercise price
	(CAD)	Expiry dates	Number outstanding
Options – Legacy Plan	$2.84 - $6.00	January 2023 – December 2023	123,750
	$2.20 - $3.10	January 2024 – December 2024	220,350
	$3.13	January 2025 – December 2025	376,000
Options – Omnibus Equity Incentive Plan	$2.80 - 8.84	January 2031 – June 2031	318,000
	$0.45 - 1.35	January 2032 – December 2032	805,947
Deferred share units – Legacy Plan	$1.20 - $2.10	N/A	66,667
Restricted share units – Omnibus Equity Incentive Plan	N/A	January 2024 – December 2024	16,667
	N/A	January 2031 – June 2031	168,017
	N/A	N/A	636,535
Performance share units – Omnibus Equity Incentive Plan	N/A	N/A	165,000

Legacy Plan
Disclosure of classes of share capital [line items]
Schedule of stock options outstanding and exercisable

		Weighted average
Range of exercise		remaining	Weighted average		Weighted average
prices	Options	contractual	exercise price	Options	exercise price
(CAD)	outstanding	life	(CAD)	exercisable	(CAD)
$2.84 – $6.00	123,750	0.9 years	$3.01	123,750	$3.01
$2.20 - $3.10	220,350	1.5 years	$2.37	220,350	$2.37
$3.13	376,000	2.3 years	$3.13	376,000	$3.13
	720,100	1.8 years	$2.88	720,100	$2.88

Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Schedule of stock options outstanding and exercisable

		Weighted	Weighted		Weighted
Range of exercise		average	average exercise		average exercise
prices	Options	remaining	price	Options	price
(CAD)	outstanding	contractual life	(CAD)	exercisable	(CAD)
$2.80 - $8.84	318,000	8.9 years	$3.25	118,000	$3.82
$0.45 – $1.35	805,947	9.7 years	$0.92	368,864	$0.98
	1,123,947	9.5 years	$1.58	486,864	$1.67

Options
Disclosure of classes of share capital [line items]
Schedule of fair value the stock options granted and included the following assumptions

	Year ended December 31, 2022	Year ended December 31, 2021
	Omnibus Equity Incentive Plan	Omnibus Equity Incentive Plan
Fair value at grant date (CAD)	$0.20 - $ 0.81	$2.30 - $7.29
Share price at grant date (CAD)	$0.34 - $1.32	$2.80 - $8.93
Exercise price (CAD)	$0.45 - $1.35	$8.84 - $8.93
Expected volatility	62.5% - 72.3%	81.60% - 82.7%
Expected option life	5.5 – 6.5	10.0
Expected dividends	0%	0%
Risk-free interest rate (based on government bonds)	2.90% - 3.16%	1.38% - 1.43%

Restricted Share Units
Disclosure of classes of share capital [line items]
Schedule of fair value the stock options granted and included the following assumptions

	Year ended December 31, 2022	Year ended December 31, 2021
	Omnibus Equity Incentive Plan	Omnibus Equity Incentive Plan
Fair value (CAD)	$0.36	$3.11
Share price (CAD)	$0.36	$3.11

	Year ended December 31, 2022	Year ended December 31, 2021
	Omnibus Equity Incentive Plan	Omnibus Equity Incentive Plan
Fair value (CAD)	$0.35 - $1.32	$2.75 - $8.93
Share price (CAD)	$0.35 - $1.32	$2.75 - $8.93

Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Schedule of fair value the stock options granted and included the following assumptions

Year ended December 31, 2022
Omnibus Equity
Incentive Plan
Fair value (CAD)	$1.32
Share price (CAD)	$1.32